16004804

Received SEC

AUG 29 2016

Washington, DC 20549

Nasdaq Stock Market

William Slattery
Vice President
Listing Qualifications

001-32379

By Electronic Mail

August 29, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CORINAS

Dear Mr. Thomas:

This is to certify that on August 22, 2016 The Nasdaq Stock Market (the "Exchange") received from Sotherly Hotels Inc. (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

8.0% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery